Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2017	2018
Finished products	399,850	422,461
Work in process	140,718	153,257
Raw materials, purchased components and supplies	100,267	117,219

Inventories	640,835	692,937